Fair Value Measurements - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended		3 Months Ended	0 Months Ended
	May 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Aug. 01, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	May 07, 2014
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Business acquisition contingent consideration discount rate for payments		4.75%	4.75%
Acquisition of ownership interest in PRISM		Aug. 01, 2012	Aug. 01, 2012
Description of contingent consideration arrangements		contingent consideration, based on management's best estimate of fair value and future performance results on the acquisition date and is to be paid in 24 months following the acquisition date	Contingent Consideration-On August 1, 2012, we acquired all of the outstanding stock and ownership interest of PRISM (see Note 3, Acquisitions). Included in the purchase price is contingent consideration, based on management's best estimate of fair value and future performance results on the acquisition date and is to be paid in 24 months following the acquisition date.
Description of sensitivity of fair value		In August 2014, we paid the remaining contingent consideration and contingent employment payments associated with our acquisition of PRISM which totaled $30 million.	A 1% increase or decrease in our discount rate will result in a 1.4% change in fair value.
Early redemption option on secured senior notes	40.00%	40.00%	40.00%
Contingent consideration payment period			24 months
Expense recognized relating to change in fair value of contingent consideration			$ 1,000,000
Sensitivity change to fair value by percentage			1.00%
Goodwill		2,152,590,000	2,138,175,000		2,282,671,000
Litigation settlement agreement date			October 30, 2012
Settled Litigation [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Litigation settlement, liability			39,000,000		118,000,000
Other noncurrent liabilities [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Litigation settlement, liability			98,000,000		127,000,000
Foreign currency forward contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Foreign currency, Liabilities		4,000,000
Prism [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Acquired assets, Cash consideration		30,000,000		66,000,000
Description of contingent consideration arrangements				Additionally, $6 million is also due in two installments of $3 million each at 12 and 24 months, which is contingent upon employment of key employees and is being expensed over the relevant periods of employment and therefore is not considered a part of the purchase price consideration. We made the first holdback and contingent employment payments totaling $30 million in August 2013.
Goodwill				35,737,000
Travelocity [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Goodwill							0
Travelocity [Member] | North America [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Goodwill written down value			96,000,000		58,000,000	173,000,000
Goodwill, implied fair value					105,000,000	163,000,000
Travelocity [Member] | North America [Member] | Long Lived Assets [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Goodwill, implied fair value					87,000,000
Long-lived assets written down value					281,000,000
Travelocity [Member] | Europe [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Goodwill written down value			40,000,000		70,000,000	12,000,000
Goodwill, implied fair value					76,000,000	151,000,000
Travelocity [Member] | Europe [Member] | Computer Software, Intangible Asset [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Impairment of intangible assets, definite lived							2,000,000
Travelocity [Member] | Europe [Member] | Other intangible assets [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Impairment of intangible assets, definite lived							1,000,000
Definite lived intangible assets, fair value							0
Travelocity [Member] | Europe [Member] | Long Lived Assets [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Goodwill, implied fair value					16,000,000
Long-lived assets written down value					154,000,000
Senior secured notes due 2019 [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Early redemption option on secured senior notes			40.00%
Early repayment of senior debt paid with IPO proceeds								$ 320,000,000